Related party and Employee transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related party and employee transactions [Abstract]
Schedule of Related Party Transactions
	December 31, 2014	December 31, 2015
	US$	US$
Shaanxi Zhongmao Economy Development Co., Ltd.	125,374,349	45,072,727
Beijing Ruihao Rongtong Real estate development Co., Ltd.	-	10,816,284
Beijing Starry Sky Cinema Co., Ltd	-	2,741,161

	125,374,349	58,630,172

	December 31, 2014	December 31, 2015
	US$	US$
Advances to employees	50,057	350,919